Amplify Transformational Data Sharing ETF
Schedule of Investments
July 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 90.9%
Banks - 10.3%
Customers Bancorp, Inc. (a)	311,530	$11,897,331
New York Community Bancorp, Inc.	777,295	8,254,873
NU Holdings Ltd./Cayman Islands - Class A (a) (b)	672,040	2,829,288
Signature Bank/New York NY	48,111	8,927,958
Silvergate Capital Corp. (a)	323,323	30,162,803
		62,072,253
Diversified Financials - 19.0%
CME Group, Inc.	117,591	23,457,053
Coinbase Global, Inc. - Class A (a) (b)	291,236	18,336,219
Galaxy Digital Holdings Ltd. (a) (b)	2,758,370	15,638,410
Mogo, Inc. (a) (b) (c)	5,094,607	5,145,553
Nocturne Acquisition Corp. (a) (c) (d)	376,575	3,986,046
Robinhood Markets, Inc. - Class A (a) (b)	498,095	4,507,760
SBI Holdings, Inc./Japan	1,240,200	24,980,706
Vontobel Holding AG	91,685	6,020,184
WisdomTree Investments, Inc.	2,343,823	12,187,880
		114,259,811
Energy - 0.3%
Texas Pacific Land Corp.	975	1,788,004
Food & Staples Retailing - 1.0%
Walmart, Inc.	45,000	5,942,250
Media & Entertainment - 3.9%
Meta Platforms, Inc. - Class A (a)	7,675	1,221,093
ROBLOX Corp. - Class A (a)	237,566	10,198,708
Z Holdings Corp.	3,510,840	12,350,469
		23,770,270
Retailing - 5.0%
Overstock.com, Inc. (a) (b)	943,333	27,356,657
Rakuten Group, Inc.	510,003	2,505,077
		29,861,734
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (a)	78,821	7,446,220
Intel Corp.	165,000	5,991,150
NVIDIA Corp.	39,528	7,179,471
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	79,149	7,003,103
		27,619,944
Software & Services - 41.5%
Accenture PLC - Class A	93,087	28,508,825
Argo Blockchain PLC (a) (c)	22,068,925	9,943,984
BIGG Digital Assets, Inc. (a)	5,625,013	1,515,466
Bitfarms Ltd./Canada (a) (b)	6,870,772	9,818,838
Block, Inc. (a)	250,521	19,054,627
Core Scientific, Inc. (a) (b)	1,212,838	3,044,223
Digital Garage, Inc.	554,822	15,997,680
GMO internet, Inc.	1,251,772	24,397,116
Hut 8 Mining Corp. (a) (b)	5,701,638	12,155,302
International Business Machines Corp.	203,971	26,677,367
Marathon Digital Holdings, Inc. (a) (b)	1,260,620	16,375,454
Mastercard, Inc. - Class A	23,083	8,166,535
MicroStrategy, Inc. (a) (b)	110,714	31,670,847
Oracle Corp.	80,000	6,227,200
PayPal Holdings, Inc. (a)	132,223	11,441,256
Riot Blockchain, Inc. (a) (b)	2,083,461	15,250,934
Stronghold Digital Mining, Inc. - Class A (a) (b)	1,058,099	2,655,828
Visa, Inc. - Class A	34,655	7,350,672
		250,252,154
Softwre & Services - 2.7%
Hive Blockchain Technologies (a) (b)	3,654,464	16,495,101
Technology Hardware & Equipment - 2.6%
Canaan, Inc. - ADR (a) (b)	2,151,542	8,455,560
CompoSecure, Inc. (a) (b)	1,304,816	7,124,295
		15,579,855
Total Common Stocks (Cost $1,049,278,115)		547,641,376

CONVERTIBLE BONDS - 4.6%	Par Value
Core Scientific, Inc. 4.000% Cash and 6.000% PIK, 04/19/2025 (c) (e) (f)	$27,898,403	27,898,403
Total Convertible Bonds (Cost $27,888,540)		27,898,403

EXCHANGE TRADED FUNDS - 3.4%	Shares
3iQ CoinShares Bitcoin ETF (a)	2,408,472	9,561,634
Bitcoin ETF (a)	151,185	1,351,594
Purpose Bitcoin ETF (a)	2,159,099	9,564,808
Total Exchange Traded Funds (Cost $43,063,147)		20,478,036

MONEY MARKET FUNDS - 0.9%
Invesco Government & Agency Portfolio - Institutional Class - 1.64% (g)	5,355,737	5,355,737
Total Money Market Funds (Cost $5,355,737)		5,355,737

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.7%
First American Government Obligations Fund - Class X - 1.94% (g)	154,735,601	154,735,601
Total Investments Purchased with Proceeds from Securities Lending (Cost $154,735,601)		154,735,601
Total Investments - 125.5%
(Cost $1,280,321,140)		$756,109,153

Percentages are based on Net Assets of $602,466,718.
ADR -	American Depositary Receipt
PIK -	Payment In-Kind
(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of July 31, 2022. Total value of securites out on loan is $149,818,183 or 24.9% of net assets.
(c)	Illiquid security. At July 31, 2022, the value of this security amounted to $46,973,986 or 7.8% of net assets.
(d)	Special Purpose Acquistion Company.
(e)	The Fund had fair valued this security. Value is determined using significant unobservable inputs.
(f)	Restricted. Aquired on September 24, 2021.
(g)	Seven-day yield as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2022:

	Category
	Investments in Securities
	Assets
	Level 1
	Common Stocks
	Brazil	$2,829,288
	Britain	9,943,984
	Canada	45,130,260
	China	8,455,560
	Ireland	28,508,825
	Japan	80,231,048
	Switzerland	6,020,184
	Taiwan	7,003,104
	United States	355,533,077
	Exchange Traded Funds
	Canada	20,478,036
	Money Market Funds
	United States	5,355,737
	Investments Purchased with Proceeds from Securities Lending
	United States	154,735,601
	Total Level 1	724,224,704
	Level 2
	Common Stocks
	United States	3,986,046
	Total Level 2	3,986,046
	Level 3
	Convertible Bond
	United States	27,898,403
	Total Level 3	27,898,403
	Total	$756,109,153

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2022, there were no transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.

BLOK	Balance as of 10/31/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 07/31/2022	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 07/31/2022
Convertible Bonds	$26,678,603	$-	$-	$1,219,801	$-	$-	$-	$27,898,403	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

BLOK			Fair Value as of 07/31/2022	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input
Convertible Bonds			$27,898,403	Cost	None	-

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.